Other receivables, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Receivables from sales of short-term investment	$ 6,788,662
Others	323,235
Total other receivables	7,111,897
Allowance for expected credit losses	(1,888,662)
Total other receivables, net	$ 5,223,235